Revenues (Shedule of Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Total Revenues	$ 155,300	$ 153,833
Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	136,526	134,799
Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	18,774	19,034
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	105,091	103,917
Products [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	105,091	103,917
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	50,209	49,916
Services [Member] | Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	31,435	30,882
Services [Member] | Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	18,774	19,034
Americas [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	96,498	87,914
Americas [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	58,054	50,244
Americas [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	38,444	37,670
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	34,783	38,971
EMEA [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	28,085	31,981
EMEA [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	6,698	6,990
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	24,019	26,948
Asia Pacific [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	18,952	21,692
Asia Pacific [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 5,067	$ 5,256